Advance to Suppliers and Long-Term Prepayments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Investments in and Advances to Affiliates [Line Items]
Provision for doubtful collection of advances to supplier	$ 27,289	170,012	287,742	117